Fair Value of Financial Instruments - Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Current and non current financial assets			€ 3,065	€ 4,125
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			3,065	4,125
Bonds Convertible Or Exchangeable Into Existing Or New Shares O C E A N E
Aggregate nominal amount			56,300
Disclosure of detailed information about borrowings [line items]
Aggregate nominal amount			56,300
Genoscience Pharma
Subscription of new ordinary shares	€ 1,425	€ 3,133
Disclosure of detailed information about borrowings [line items]
Subscription of new ordinary shares	€ 1,425	€ 3,133
Level 1 | Fair value
Fair value of financial assets			82,142	78,319
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			82,142	78,319
Level 2 | Fair value
Fair value of financial assets			2,967	19,300
Fair value of financial liabilities			77,607	80,858
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			2,967	19,300
Fair value of financial liabilities			77,607	80,858
Level 3 | Fair value
Fair value of financial assets			1,885	2,819
Fair value of financial liabilities			0	0
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			1,885	2,819
Fair value of financial liabilities			0	0
Gross
Current and non current financial assets			86,993	100,439
Carrying value of Assets at fair value through profit and loss			82,601	78,790
Carrying value debt at amortized cost			2,967	19,300
Financial assets measured at fair value through other comprehensive income			1,425	2,348
Financial liabilities			75,859	81,541
Aggregate nominal amount			75,859	81,541
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			86,993	100,439
Carrying value of Assets at fair value through profit and loss			82,601	78,790
Carrying value debt at amortized cost			2,967	19,300
Financial assets measured at fair value through other comprehensive income			1,425	2,348
Financial liabilities			75,859	81,541
Aggregate nominal amount			75,859	81,541
Equity investments [member] | Level 3 | Fair value
Fair value of financial assets			1,425	2,348
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			1,425	2,348
Equity investments [member] | Gross
Current and non current financial assets			1,425	2,348
Financial assets measured at fair value through other comprehensive income			1,425	2,348
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			1,425	2,348
Financial assets measured at fair value through other comprehensive income			1,425	2,348
Loans to consumers [member] | Level 2 | Fair value
Fair value of financial assets			524	472
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			524	472
Loans to consumers [member] | Gross
Current and non current financial assets			524	472
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			524	472
Deposits And Guarantees [Member] | Gross
Carrying value debt at amortized cost			303	303
Disclosure of detailed information about borrowings [line items]
Carrying value debt at amortized cost			303	303
Trade receivables [member] | Level 2 | Fair value
Fair value of financial assets			2,140	18,526
Fair value of financial liabilities			13,437	10,448
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			2,140	18,526
Fair value of financial liabilities			13,437	10,448
Trade receivables [member] | Gross
Current and non current financial assets			2,140	18,526
Carrying value debt at amortized cost			2,140	18,526
Financial liabilities			13,437	10,448
Aggregate nominal amount			13,437	10,448
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			2,140	18,526
Carrying value debt at amortized cost			2,140	18,526
Financial liabilities			13,437	10,448
Aggregate nominal amount			13,437	10,448
Cash And Cash Equivalents [Member] | Level 1 | Fair value
Fair value of financial assets			81,788	77,789
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			81,788	77,789
Cash And Cash Equivalents [Member] | Gross
Current and non current financial assets			81,788	77,789
Carrying value of Assets at fair value through profit and loss			81,788	77,789
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			81,788	77,789
Carrying value of Assets at fair value through profit and loss			81,788	77,789
Conditional Advances [Member] | Level 3 | Fair value
Fair value of financial liabilities
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities
Conditional Advances [Member] | Gross
Carrying value debt at amortized cost			524	472
Financial liabilities				0
Aggregate nominal amount
Disclosure of detailed information about borrowings [line items]
Carrying value debt at amortized cost			524	472
Financial liabilities				0
Aggregate nominal amount
Convertible Loans [Member] | Level 2 | Fair value
Fair value of financial liabilities			56,320	51,939
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities			56,320	51,939
Convertible Loans [Member] | Gross
Financial liabilities			54,572	52,622
Aggregate nominal amount			54,572	52,622
Disclosure of detailed information about borrowings [line items]
Financial liabilities			54,572	52,622
Aggregate nominal amount			54,572	52,622
Bank Loans [Member] | Level 2 | Fair value
Fair value of financial liabilities			2,496	11,578
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities			2,496	11,578
Bank Loans [Member] | Gross
Financial liabilities			2,496	11,578
Aggregate nominal amount			2,496	11,578
Disclosure of detailed information about borrowings [line items]
Financial liabilities			2,496	11,578
Aggregate nominal amount			2,496	11,578
Obligations Under Finance Leases [Member] | Level 2 | Fair value
Fair value of financial liabilities			5,060	5,884
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities			5,060	5,884
Obligations Under Finance Leases [Member] | Gross
Financial liabilities			5,060	5,884
Aggregate nominal amount			5,060	5,884
Disclosure of detailed information about borrowings [line items]
Financial liabilities			5,060	5,884
Aggregate nominal amount			5,060	5,884
Accrued Interests [Member] | Level 2 | Fair value
Fair value of financial liabilities			5	7
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities			5	7
Accrued Interests [Member] | Gross
Financial liabilities			5	7
Aggregate nominal amount			5	7
Disclosure of detailed information about borrowings [line items]
Financial liabilities			5	7
Aggregate nominal amount			5	7
Other Payables [Member] | Level 2 | Fair value
Fair value of financial liabilities			289	914
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities			289	914
Other Payables [Member] | Gross
Financial liabilities			289	914
Aggregate nominal amount			289	914
Disclosure of detailed information about borrowings [line items]
Financial liabilities			289	914
Aggregate nominal amount			289	914
Other investments | Level 3 | Fair value
Fair value of financial assets			459	471
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			459	471
Other investments | Gross
Current and non current financial assets			459	471
Carrying value of Assets at fair value through profit and loss			459	471
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			459	471
Carrying value of Assets at fair value through profit and loss			459	471
Financial investments | Level 1 | Fair value
Fair value of financial assets
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets
Financial investments | Gross
Current and non current financial assets				0
Carrying value of Assets at fair value through profit and loss
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets				0
Carrying value of Assets at fair value through profit and loss
Contingent liability for guarantees [member] | Level 2 | Fair value
Fair value of financial assets			303	303
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			303	303
Contingent liability for guarantees [member] | Gross
Current and non current financial assets			303	303
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			303	303
Liquidity contracts | Level 1 | Fair value
Fair value of financial assets			354	531
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets			354	531
Liquidity contracts | Gross
Current and non current financial assets			354	531
Carrying value of Assets at fair value through profit and loss			354	531
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets			354	531
Carrying value of Assets at fair value through profit and loss			€ 354	€ 531